FINANCIAL INSTRUMENTS	12 Months Ended
Feb. 28, 2017
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

16. FINANCIAL INSTRUMENTS

        Financial instruments are classified into one of the following categories: assets held at fair value, loans and receivables, other financial liabilities, or liabilities held at fair value.

Categories for financial assets and liabilities

        The following table summarizes the carrying values of the Company's financial instruments:

	February 28, 2017	February 29, 2016
Assets held at fair value (A)	4,073	4,277
Loans and receivables (B)	12,071	19,110
Other financial liabilities (C)	41,201	44,434
Liabilities held at fair value (D)	1,090	120

(A)	Includes cash and cash equivalents
(B)	Includes trade receivables and other miscellaneous receivables
(C)	Includes accounts payable and accrued liabilities, payroll-related accruals, debt facility and termination fee
(D)	Includes warrant liability

        The Company classifies its fair value measurements using a fair value hierarchy that reflects the significance of inputs used in making the measurements. The accounting standard establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument's categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The inputs fall into three levels that may be used to measure fair value.

        Level 1 – Unadjusted quoted prices at the measurement date for identical assets or liabilities in active markets.

        Level 2 – Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

        Level 3 – Significant unobservable inputs that are supported by little or no market activity.

        Cash and cash equivalents are measured using Level 1 inputs.

        The warrant liability is classified as Level 3 as it is measured at fair value calculated by the Black-Scholes model using significant unobservable inputs. Significant assumptions used as at February 28, 2017 for the warrants include a dividend yield of 0%, volatility of 75%, and a risk-free spot rate term structure.

        The Company held the following Level 3 financial instruments carried at fair value on the consolidated balance sheet.

	February 28, 2017	February 29, 2016
	Level 3	Level 3
Financial Liabilities
Warrant liability	1,090	3

        A reconciliation of the Level 3 warrant liability measured at fair value for the year ended February 28, 2017 follows:

	Level 3
	Warrants	$
Balance at February 29, 2016	2,088,750	3
Issuance of warrants	5,862,131	5,809
Exercise of warrants	(3,107,572)	(527)
Expiry of warrants and change in fair value of warrant liability	(1,950,516)	(4,195)

Balance at February 28, 2017	2,892,793	1,090

Interest rate risk

        Cash and cash equivalents and the Company's debt facility, which has interest rates with market rate fluctuations, expose the Company to interest rate risk on these consolidated financial instruments. Interest expense, excluding deferred financing costs, recognized during the year ended February 28, 2017 was $1,446 on the Company's cash and cash equivalents, and debt facility [2016 – expense of $1,959].

Credit risk

        In addition to trade receivables and other receivables, the Company is exposed to credit risk on its cash and cash equivalents in the event that its counterparties do not meet their obligations. The Company does not use credit derivatives or similar instruments to mitigate this risk and, as such, the maximum exposure is the full carrying value or fair value of the financial instrument. The Company minimizes credit risk on trade receivables and other receivables, and cash and cash equivalents by transacting with only reputable financial institutions and customers.

Foreign exchange risk

        Foreign exchange risk arises because of fluctuations in exchange rates. As at February 28, 2017, if the US dollar had appreciated by 1% against all foreign currencies to which the Company is exposed, with all other variables held constant, the impact of this foreign currency change on the Company's foreign denominated financial instruments would have resulted in a decrease in after-tax net loss of $43 for the year ended February 28, 2017 [2016 – increase of $27], with an equal and opposite effect if the US dollar had depreciated by 1% against all foreign currencies as at February 28, 2017.

Liquidity risk

        A risk exists that the Company will encounter difficulty in satisfying its financial obligations as they become due. The Company manages its liquidity risk by forecasting cash flows from operations and anticipated investing and financing activities. As at February 28, 2017, the Company had cash and cash equivalents totaling $4,073 [2016 – $4,277]. See Note 1 for further discussion of liquidity risk associated with the Company and Note 11 for details of the debt facility requirement.